Cash Flow Reconciliations - Reconciliation of derivatives arising from financing activities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Reconciliation of derivatives arising from financing activities, Opening balance
Net derivative assets as of beginning of the period, Opening balance	$ (16,396)
Net derivative assets as of end of the period, Opening balance	(16,396)
Reconciliation of derivatives arising from financing activities, Other comprehensive income
Net derivative liabilities as of beginning of the period, Other comprehensive income	0
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments, Other comprehensive income	(2,287)
Net derivative assets as of end of the period, Other comprehensive income	(2,287)
Reconciliation of derivatives arising from financing activities, Non-cash items
Net derivative assets as of beginning of the period, Non-cash items	0
Unrealized gain on derivative financial instruments held for trading, Non-cash items	(17,235)
Ineffective portion of cash flow hedges, Non cash items	530
Net derivative assets as of end of the period, Non-cash items	(16,705)
Reconciliation of derivatives arising from financing activities, Total
Net derivative assets as of beginning of the period	(16,396)
Unrealized gain on derivative financial instruments held for trading	(17,235)
Ineffective portion of cash flow hedges	530
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	(2,287)
Net derivative assets as of end of the year	$ (35,388)